Bonds Payable	12 Months Ended
Dec. 31, 2021
Disclosure Of Financial Instrument [Abstract]
BONDS PAYBLE	BORROWINGS
a.General commercial loans

	December 31
	2021	2020
Loans for procurement and operating capital	$21,857	$1,067
The interest rates on procurement loans were 0.9%-1.225% and 1.09% per annum as of December 31, 2021 and 2020, respectively.
b.Syndicated loans

	December 31
	2021	2020
Short-term bills payable - commercial paper	$72,254	$71,174
Less: Unamortized discounts (interest and bank charges)	(114)	(112)
	$72,140	$71,062

Syndicated loan	$153,179	$176,512
Less: Current portion	(44,437)	(25,623)
Less: Arrangement fee of syndicated loan	(467)	(666)
Long-term borrowings	$108,275	$150,223

Interest rate
Short-term bills payable - commercial paper	1.8804%	1.9178%
Syndicated loan	2.0808%-2.1903%	2.1892%
In order to replenish the operating fund for purchasing the batteries of electric scooters, for building battery swapping stations and for developing upgraded batteries of electric scooters, Gogoro Network Taiwan Branch has signed a syndicated loan agreement with Mega Bank, a mandated lead arranger, and other banks or financial institutions as participants in August 2016. Such loan agreement was further renewed in March 2019.
The renewed loan was a five-year term loan (the “2019 Term Loan”), with a credit line of NT$7,200,000 thousand. The 2019 Term Loan included a covenant requiring the Company to maintain its financial ratio as follows:
1)Current ratio no lower than 100%.
2)Debt ratio [(Total liabilities - Lease liabilities)/Total Equity] no higher than 230%.
The 2019 Term Loan was amended in December 2020 to revise the financial covenants which applies to the Company’s 2020 consolidated financial statements submitted to the bank and thereafter. The revised financial covenants are as follows:
1)Current ratio no lower than 100%.
2)Debt ratio [(Total liabilities - Lease liabilities)/Total Equity] no higher than 350% when net profit margin lower than 0%, and no higher than 400% when net profit margin higher than 0%, respectively.
According to the loan agreement, in case of two consecutive failures to meet the above financial ratios or requirements, unless it constitutes other breach events, such failure shall still not be deemed as an breach of loan agreement. However, the Company shall submit specific financial improvement measures (including but not limited to capital injection) to Mega Bank.
As of December 31, 2021, the current ratio was lower than 100% and debt ratio was higher than 400% which both have not been maintained per the loan requirements. Since Gogoro completed its business combination with Poema and PIPE share subscription plan on April 4, 2022, and through the transaction Gogoro has received approximately $344,757 thousand equity investment amount in total which in turn has significantly improved the Company's current ratio and debt ratio.
Refer to Note 29 for information relating to demand deposits reserved for syndicated loan pledged as collateral.
c.Other Loans

	December 31
	2021	2020
Procurement loans	$87,608	$642
Less: Current portion	—	(642)
Long-term borrowings	$87,608	$—

Interest rate	2.19%	3.7%
BONDS PAYABLE

	December 31
	2021	2020
Unsecured bonds	$100,000	$100,000
Less: Current portion	(100,000)	—
	$—	$100,000
The major terms of unsecured bonds as follows:

Issuance Period	Total Amount	Coupon Rate	Repayment and Interest Payment
July 2018 to July 2022	$100,000
1st year: 300bps + 90-day Libor rate.
2nd year and 3rd year: 350bps + 90-day Libor rate.
4th year: 400bps + 90-day Libor rate.
The interest rates were 4.12388% and 3.71457% as of December 31, 2021 and 2020, respectively.
			Principle will be fully paid upon due; interest payable quarterly
According to the agreement, the Company has to maintain its net asset value above $100,000 thousand.